Consolidated Statements of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained Earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling Interest
Beginning Balance at Dec. 31, 2010	$ 5,589	$ 4	$ 1,718	$ 3,155	$ 357	$ 5,234	$ 355
Comprehensive income (loss):
Net income (loss)	(422)			(366)		(366)	(56)
Other comprehensive income	329				329	329
Total comprehensive income (loss)	(93)			(366)	329	(37)	(56)
Change in noncontrolling interest	46						46
Ending Balance at Dec. 31, 2011	5,542	4	1,718	2,789	686	5,197	345
Cash dividend paid	(40)			(40)		(40)
Comprehensive income (loss):
Net income (loss)	600			661		661	(61)
Other comprehensive income	566				566	566
Total comprehensive income (loss)	1,166			661	566	1,227	(61)
Change in noncontrolling interest	63						63
Ending Balance at Dec. 31, 2012	6,731	4	1,718	3,410	1,252	6,384	347
Comprehensive income (loss):
Net income (loss)	1,028			1,110		1,110	(82)
Other comprehensive income	(670)				(670)	(670)
Total comprehensive income (loss)	358			1,110	(670)	440	(82)
Change in noncontrolling interest	415						415
Ending Balance at Dec. 31, 2013	$ 7,504	$ 4	$ 1,718	$ 4,520	$ 582	$ 6,824	$ 680